COMMITMENTS (Details) - 12 months ended Dec. 31, 2020	USD ($)	CNY (¥)
Statement Line Items [Line Items]
Payment of lease liabilities | ¥		¥ 124
USD [Member]
Statement Line Items [Line Items]
Payment of lease liabilities | $	$ 19